Assets held for sale - Schedule of Assets and Liabilities Held For Sale (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Trade and other receivables	$ 3,949	$ 3,528
Contract costs	894	764	$ 783
Prepaid expenses	254	209
Property, plant and equipment	28,235	27,513	27,636
Intangible assets	15,570	13,102	$ 13,352
Other non-current assets	1,306	1,001
Goodwill	10,572	10,604
Total assets	66,764	60,665
Trade payables and other liabilities	4,455	3,935
Contract liabilities	799	717
Deferred tax liabilities	4,679	3,810
Other non-current liabilities	1,003	1,145
Total liabilities	43,823	$ 39,336
Assets and liabilities classified as held for sale [member]
Disclosure of financial assets [line items]
Trade and other receivables	29
Contract costs	4
Prepaid expenses	1
Property, plant and equipment	2
Intangible assets	1
Other non-current assets	7
Goodwill	6
Total assets	50
Trade payables and other liabilities	18
Contract liabilities	7
Deferred tax liabilities	5
Other non-current liabilities	5
Total liabilities	35
Total net assets	$ 15